EQUITY (Summary of Restricted Stock Activity) (Details) - $ / shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Number of RSUs
Granted	0	0	47,000
Employee [Member]
Number of RSUs
RSUs outstanding at the beginning of the year	571,625	991,276	1,348,452
Granted			47,000
Vested	(281,675)	(323,650)	(262,426)
Forfeited	(45,750)	(96,001)	(141,750)
RSUs outstanding at the end of the year	244,200	571,625	991,276
Weighted average grant date fair value
RSUs outstanding at the beginning of the year	$ 4.1	$ 4.1	$ 4.1
Granted			5.8
Vested	$ 4.0	$ 4.1	4.3
Forfeited	3.9	4.1	4.3
RSUs outstanding at the end of the year	$ 4.1	$ 4.1	$ 4.1